Trade Receivables, Net - Schedule of Credit Risk Exposure of the Company’s Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		$ 10,500
Allowance for doubtful accounts		1,722
Past due trade receivables		8,778	$ 7,897
Past due trade receivables Not past due [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts	[1]	7,736
Allowance for doubtful accounts
Past due trade receivables	[1]	7,736	4,897
Past due trade receivables 30 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		455
Allowance for doubtful accounts
Past due trade receivables		455	168
Past due trade receivables 31-60 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		295
Allowance for doubtful accounts
Past due trade receivables		295	111
Past due trade receivables 60-90 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		134
Allowance for doubtful accounts
Past due trade receivables		134	50
Past due trade receivables 90-120 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		50
Allowance for doubtful accounts
Past due trade receivables		50	10
Past due trade receivables >120 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables before allowance for doubtful accounts		1,830
Allowance for doubtful accounts		1,722
Past due trade receivables		$ 108	$ 2,661

[1]	Includes unbilled account receivables balance.